Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Consumer Discretionary Index ETF	Nov. 29, 2024
Fidelity MSCI Consumer Discretionary Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	40.42%
Past 5 years	16.59%
Past 10 years	12.53%
Fidelity MSCI Consumer Discretionary Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	40.13%
Past 5 years	16.34%
Past 10 years	12.24%
Fidelity MSCI Consumer Discretionary Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	24.10%
Past 5 years	13.40%
Past 10 years	10.40%
IXWMW
Average Annual Return:
Past 1 year	40.55%
Past 5 years	16.54%
Past 10 years	12.57%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%